INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 1,617,247	$ 1,610,313	$ 1,321,425	$ 1,880,079
Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		1,981,284	1,880,354
Airport Slots [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[1]	964,513	978,849	816,987	1,201,028
Airport Slots [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		964,513	978,849
Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		321,440	326,262
Loyalty Program [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		321,440	326,262
Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		160,970	157,016	104,258	126,797
Computer Software [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		509,377	419,652
Developing Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		123,415	91,053	$ 74,887	$ 74,050
Developing Software [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		123,415	91,053
Trade Marks [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		46,909	57,133
Trade Marks [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		62,539	63,730
Other Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill
Other Assets [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			$ 808

[1]	See Note 2.5